Financial Liabilities at FVTPL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 03, 2025	Jan. 01, 2025
Financial Liabilities at FVTPL [Line Items]
Exercise period	30 days
Expiration period	5 years
Share price (in Dollars per share)					$ 0.0001
Trading days	20 days
Warrant liability (in Dollars)	$ 2,430,000
Gains (losses) on change in fair value of derivatives (in Dollars)	$ 126,000
Initial public offering	15,000,000
Share unit (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 150,000,000
Warrants outstanding	9,264,706
Class A Ordinary Shares [Member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	1			6,137
Share price (in Dollars per share)	$ 11.5
Number of shares	1
Warrants [member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	16,220,000
Share price (in Dollars per share)	$ 0.01
Gains (losses) on change in fair value of derivatives (in Dollars)		9,330,000
Warrants [member] | Class A Ordinary Shares [Member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	1
Share price (in Dollars per share)	$ 18
Public Warrants [Member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	5,100,000
Trading days	30 days
Warrants issued	7,500,000
Warrants outstanding	7,500,000
Public Warrants [Member] | Class A Ordinary Shares [Member]
Financial Liabilities at FVTPL [Line Items]
Share price (in Dollars per share)	$ 18
Trading days	20 days
Sponsor Warrants [Member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	11,120,000
Sponsor Private Placement Warrants [Member]
Financial Liabilities at FVTPL [Line Items]
Shares issued	5,300,000
Share price (in Dollars per share)	$ 0.5
Warrants issued	5,300,000
Underwriter Private Placement Warrants [Member]
Financial Liabilities at FVTPL [Line Items]
Expiration period	5 years
Share price (in Dollars per share)	$ 0.85
Warrants issued	1,764,706
Warrants outstanding	1,764,706
Warrants issued by TGE SPAC [Member]
Financial Liabilities at FVTPL [Line Items]
Warrant liability (in Dollars)	$ 2,665,000